UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                    --------------

                     Lazard Alternative Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS (89.89%)                              COST             FAIR VALUE
EVENT DRIVEN (25.67%)
Cognis I Fund                                                   $   3,500,000        $   3,886,049
Farallon Capital Partners, LP                                       4,500,000            5,900,739
Litespeed Partners, LP                                              5,000,000            5,434,480
Marathon Special Opportunity Fund, LP                               3,007,452            5,840,415
Marathon Structured Finance Fund, LP                                2,500,000            2,914,854
New Castle Partners, LP                                             5,150,000            5,968,860
Spinnaker Global Emerging Markets Fund, LTD                         3,575,000            6,227,135
Spinnaker Global Strategic Fund, LTD                                1,500,000            1,872,813
TCM Spectrum Fund, LP                                               3,550,000            3,774,492
The Canyon Value Realization Fund                                   2,145,000            3,304,781
                                                                -------------        -------------
                                                                   34,427,452           45,124,618
                                                                -------------        -------------
LONG/SHORT (24.70%)
Arience Capital Partners I, LP                                      5,850,000            6,735,458
Bailey Coates Cromwell Fund, LP                                     6,200,000            6,710,235
Glenhill Capital, LP                                                3,150,000            4,832,913
Odey Japan & General, Inc.                                          4,000,000            4,004,108
Palmyra Capital Fund, LP                                            5,000,000            4,396,075
Sthenos European Opportunity Partners, LP                           4,000,000            3,743,340
The Contra Fund, LTD                                                4,400,000            4,490,647
Trefelet-Delta Institutional, LP                                    6,570,000            8,512,122
                                                                -------------        -------------
                                                                   39,170,000           43,424,898
                                                                -------------        -------------
RELATIVE VALUE (27.77%)
Akanthos Arbitrage Fund, LP                                         4,700,000            4,961,351
Andromeda Global Credit Partners, LP                                  660,884            1,185,311
CRC Global Structure Credit Fund                                    4,500,000            4,875,724
Elite Performance Fixed Income Arbitrage Fund Class E4              3,400,000            3,616,321
Elite Performance Fund Class I3                                     1,500,000            1,536,403
Kamunting Street, LP                                                4,000,000            4,111,185
Metacapital Fixed Income Relative Value Fund, LP                    4,600,000            5,032,909
Octave-1, LTD                                                       4,600,000            5,082,821
Sagecrest II, LLC                                                   4,000,000            4,231,756
Silverback Partners, LP                                             3,500,000            4,168,163
Structured Portfolio Management Parmenides Fund                     5,000,000            5,118,602
West Side Partners, LP                                              4,256,000            4,892,834
                                                                -------------        -------------
                                                                   44,716,884           48,813,380
                                                                -------------        -------------

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------------------------

INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                           COST             FAIR VALUE

TACTICAL TRADING (11.75%)
Framework Asset Partners, LP                                    $   2,284,056        $     931,141
Graham Global Investment Fund, LTD                                  4,259,000            5,032,268
Titanium Capital Commodity US Fund, LLP                             5,500,000            5,409,361
Vega Select Opportunities Fund, LTD                                 6,720,000            9,276,381
                                                                -------------        -------------
                                                                   18,763,056           20,649,151
                                                                -------------        -------------


 TOTAL INVESTMENTS IN PORTFOLIO FUNDS                           $ 137,077,392          158,012,047
                                                                =============
 OTHER ASSETS, LESS LIABILITIES (10.11%)                                                17,768,280
                                                                                     =============
 MEMBERS' CAPITAL - NET ASSETS (100.00%)                                             $ 175,780,327
                                                                                     =============


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Lazard Alternative Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date              February 14, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date              February 14, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date              February 14, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.